NestYield Total Return Guard ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary Products - 1.8%
Tesla, Inc.(a)	1,610	$537,531

Financial Services - 9.6%
Block, Inc. - Class A(a)	17,358	1,382,391
Coinbase Global, Inc. - Class A(a)	4,594	1,399,057
		2,781,448

Health Care - 7.6%
Eli Lilly & Co.	1,901	1,392,634
McKesson Corp.	1,173	805,429
		2,198,063

Media - 21.0%
Alphabet, Inc. - Class A	4,253	905,506
AppLovin Corp. - Class A(a)	4,787	2,291,010
Meta Platforms, Inc. - Class A	1,132	836,208
Netflix, Inc.(a)	1,690	2,041,943
		6,074,667

Real Estate - 2.8%
Welltower, Inc. - REIT	4,892	823,226

Retail & Wholesale - Discretionary - 3.1%
Amazon.com, Inc.(a)	3,869	886,001

Retail & Wholesale - Staples - 5.3%
Costco Wholesale Corp.	821	774,466
Walmart, Inc.	7,958	771,767
		1,546,233

Software & Tech Services - 12.1%
Microsoft Corp.	1,678	850,226
Palantir Technologies, Inc. - Class A(a)	11,764	1,843,536
Strategy, Inc. - Class A(a)	2,427	811,613
		3,505,375

Tech Hardware & Semiconductors - 24.6%
Apple, Inc.	2,229	517,440
Broadcom, Inc.	8,818	2,622,385
NVIDIA Corp.	14,951	2,604,165

Super Micro Computer, Inc.(a)		33,070	$1,373,728
			7,117,718
Utilities - 9.8%
Duke Energy Corp.		6,504	796,675
Vistra Corp.		10,888	2,059,030
			2,855,705

TOTAL COMMON STOCKS (Cost $24,800,054)			28,325,967

PURCHASED OPTIONS - 1.4%(b)(c)(d)	Notional Amount	Contracts	Value
Block, Inc., Expiration: 9/5/2025; Exercise Price: $174.00	$5,511,088	173	1,297
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $930.00	951,648	32	62,800
Broadcom, Inc., Expiration: 11/21/2025; Exercise Price: $900.00	1,040,865	35	84,525
Coinbase Global, Inc., Expiration: 9/5/2025; Exercise Price: $670.00	5,481,720	45	3,263
Invesco QQQ Trust, Expiration: 10/31/2025; Exercise Price: $1,100.00	22,816,000	100	94,900
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $555.00	2,856,552	164	152,110
Super Micro Computer, Inc., Expiration: 9/5/2025; Exercise Price: $92.00	5,483,280	330	3,630
Tesla, Inc., Expiration: 9/5/2025; Exercise Price: $1,110.00	534,192	16	472
			402,997

TOTAL PURCHASED OPTIONS (Cost $538,780)			402,997

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.23%(e)		307,851	307,851

TOTAL SHORT-TERM INVESTMENTS (Cost $307,851)			307,851

TOTAL INVESTMENTS - 100.2% (Cost $25,646,685)			$29,036,815
Liabilities in Excess of Other Assets - (0.2)%			(67,687)
TOTAL NET ASSETS - 100.0%			$28,969,128

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

NestYield Total Return Guard ETF
Schedule of Written Options Contracts
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%(a)(b)	Notional Amount	Contracts	Value
Block, Inc., Expiration: 9/5/2025; Exercise Price: $166.00	$(5,511,088)	(173)	$(7,093)
Coinbase Global, Inc., Expiration: 9/5/2025; Exercise Price: $630.00	(5,481,720)	(45)	(16,313)
Super Micro Computer, Inc., Expiration: 9/5/2025; Exercise Price: $87.00	(5,483,280)	(330)	(13,035)
Tesla, Inc., Expiration: 9/5/2025; Exercise Price: $1,057.50	(534,192)	(16)	(2,280)
			(38,721)

TOTAL WRITTEN OPTIONS (Premiums received $50,507)			(38,721)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.